INCOME TAXES (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Reconciliation of federal income tax
Loss before provision for income taxes	$ (2,791,438)	$ (3,689,862)
Income tax benefit computed at statutory rates	949,089	1,254,553
Permanent difference - non-deductible business meals and entertainment	(1,087)	(1,379)
Other		29,815
Increase in valuation allowance	$ (948,002)	$ (1,282,989)